Concessions and Authorizations - Additional Information (Details) R$ in Millions			12 Months Ended
	May 21, 2024	Apr. 13, 2023 BRL (R$)	Dec. 31, 2024 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Concession expired			December 2045
Permitted Annual Revenue | R$			R$ 17
Transfer of funds | R$		R$ 222
Average tariff adjustment	7.32%		7.32%
Installed Capacity Per Plant			6.25
Installed capacity (MW)			3,601.7
Concession duration of transmission line			30 years
Description Of Distribution Service Concession Limitation Of Distribution Of Dividends Or Payment Of Interest On Equity Minimum Parameters Period			for two consecutive years, or three times in a period of five years
Gas distribution concession duration of periodic reviews of tarrifs			5 years
Terms Of Payments For Obtaining Concessions For Construction Of Generation Projects			to make payments to the grantor over the period of the contract or for up to 5 years upon signature of the concession contract for plants
Centroeste [Member]
IfrsStatementLineItems [Line Items]
Transfer of funds | R$			R$ 37
Implementation period of transmission line			60 months
Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Discount of future payments			12.50%
Installed Capacity Per Plant			5
Installed capacity (MW)			11.53
Maximum [Member]
IfrsStatementLineItems [Line Items]
Average tariff adjustment	8.63%		8.63%
Statements of interest in relation to extension of the concession period			30 years
Concessions for construction of certain generation projects plants capacity			50
Minimum [Member]
IfrsStatementLineItems [Line Items]
Average tariff adjustment			6.72%
Concessions for construction of certain generation projects plants capacity			1
Minimum [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Average tariff adjustment	6.72%		6.70%